Acquisitions (Details) (USD $) In Millions, unless otherwise specified		0 Months Ended			0 Months Ended
	Jan. 03, 2012 Choice Care Card LLC Acquisition [Member]	Jan. 03, 2012 Choice Care Card LLC Acquisition [Member] Customer relationships [Member]	Jan. 03, 2012 Choice Care Card LLC Acquisition [Member] Developed technology [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member] Customer relationships [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member] Developed technology [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member] Trade names [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member] Favorable lease [Member]
Summary of allocation of purchase price at date of acquisition
Net tangible assets acquired	$ 0.6			$ 1.7
Finite-lived intangible asset acquired		9.2	0.6		8.8	4.4	0.9	1.1
Weighted Average Useful Life (in years)		10 years	2 years		8 years 8 months 12 days	3 years	10 years	11 years
Goodwill	9.4			20.2
Total allocation of purchase price	$ 19.8			$ 37.1